Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill And Other Intangible Assets [Line Items]
Goodwill, Beginning Balance	$ 397,262	$ 319,440
Acquired goodwill		77,829
Foreign currency translation adjustment	(4,652)	(7)
Goodwill, Ending Balance	$ 392,610	$ 397,262